Related party transactions and balances	12 Months Ended
Jun. 30, 2021
Related party transactions and balances
Related party transactions and balances

Note 9 – Related party transactions and balances

Related party transactions

a.	Revenues – related party:

		For the Year	For the Year	For the Year
		Ended June 30,	Ended June 30,	Ended June 30,
Name of related party	Relationship	2021	2020	2019

Chongqing Puyuhong Commerce Co., Ltd. ("CQ Puyuhong")	Significantly influenced by JMC	$4,008,969	$—	$—
Less: revenues - related party - discontinued operations		—	—	—
Total revenues - related party - continuing operations		$4,008,969	$—	$—

Related party balances

b.    Customer deposits – related parties:

Name of related party	Relationship	June 30, 2021	June 30, 2020

CQ Mingwen	Significantly influenced by Penglin	$29,990	$27,395
CQ Puyuhong	Significantly influenced by JMC	5,958	—
Total		35,948	27,395
Less: customer deposit - related party - discontinued operations		(29,990)	(27,395)
Total customer deposit - related party - continuing operations		5,958	—

b.    Other payables – related parties:

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, and related accrued interest payable on the advances. These advances are unsecured and non-interest bearing, except payables to Jiaping Zhou and Jun Zhou with an annual interest rate of 4.35%. Current payables are due on demand.

Name of related party	Name of related party	June 30, 2021	June 30, 2020

Xia Wang	Chief Financial Officer	$209,275	$153,659
Zeshu Dai	CEO	1,543,221	—
Penglin Wang	Son of the CEO	—	248
Zili Zhang	CEO of CQ Pengmei	—	12
Jiaping Zhou	Shareholder of JMC	—	231,268
Jun Zhou	Shareholder of JMC	1,483,634	1,879,639
Total		3,236,130	2,264,826
Less: other payables - related parties - discontinued operations		(6,182)	(260)
Total other payables - related parties - continuing operations		$3,229,948	$2,264,566

c.    Long-term loans – related parties:

Long-term loans – related parties are those long-term loans from advances made by certain related parties for the daily operations needs of the Company. These loans are unsecured and interest bearing.

			Weighted
			average	Collateral/
Long-term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2021	June 30, 2020

Xia Wang	CFO	January 15, 2022	9.60%	None	$111,503	$101,904
Penglin Wang	Son of CEO	December 11, 2024	9.60%	None	250,883	229,283
Yong Wang	Son of CEO	July 17, 2022	7.13%	None	294,245	268,912
Zeshu Dai	CEO	March 8, 2022	7.13%	None	123,893	113,226
Total					$780,524	$713,325
Less: long-term loans from related parties - discontinued operations					(780,524)	(713,325)
Total long-term loans from related parties - continuing operations					—	—

Interest expense incurred on the above mentioned related party loans for discontinued operations amounted to $62,635, $51,770 and $11,403 for the years ended June 30, 2021, 2020 and 2019, respectively.

d.     Guarantee provided to related party loan

On December 26, 2017, CQ Mingwen (the “borrower”) entered into a loan agreement with SPD Rural Bank (the lender) to borrow RMB 9 million (approximately $1.4 million) as working capital for one year. The loan was repaid RMB 1 million (approximately $0.1 million) and the remaining balance RMB 8 million (approximately $1.2 million) was extend to December 22, 2021. GA Yongpeng pledged its land-use right valued at RMB 10,198,100 (approximately $1.6 million) and building property valued at RMB 12,268,800 (approximately $1.9 million) as collateral (see Note 8 and 9 and 15).

e.    Loans guaranteed by related parties

The Company has various short-term loans guaranteed by its related parties. See Note 10.